GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) [abstract]
Revenue	$ 1,612.2	$ 1,798.5
Cost of sales excluding DDA (i)	(782.8)	(1,010.0)
Gross margin excluding depletion, depreciation and amortization	829.4	788.5
Depletion, depreciation and amortization	(471.7)	(438.3)
Impairment of mining properties and goodwill, net	0.0	(149.0)
Mine operating earnings	357.7	201.2
Expenses
General and administrative	(79.4)	(91.8)
Exploration and evaluation	(10.3)	(13.0)
Share of (loss) earnings of associate	(16.3)	5.5
Other operating income (expenses), net	222.4	9.3
Impairment of non-operating mining properties	0.0	(153.0)
Operating earnings (loss)	474.1	(41.8)
Finance costs	(144.2)	(137.4)
Other income (costs), net	(19.6)	2.5
Earnings (loss) before income taxes	310.3	(176.7)
Current income tax expense	(95.0)	(138.8)
Deferred income tax recovery (Note 14)	10.3	17.8
Income tax expense	(84.7)	(121.0)
Net earnings (loss)	225.6	(297.7)
Attributable to:
Yamana Gold Inc. equity holders	225.6	(284.6)
Non-controlling interests	0.0	(13.1)
Net earnings (loss)	225.6	(297.7)
Total other comprehensive loss	(5.0)	(10.5)
Total comprehensive earnings (loss)	220.6	(308.2)
Reportable Legal Entities | Yamana Gold Inc. (parent)
Profit (loss) [abstract]
Revenue	1,588.0	1,654.0
Cost of sales excluding DDA (i)	(1,552.2)	(1,631.2)
Gross margin excluding depletion, depreciation and amortization	35.8	22.8
Depletion, depreciation and amortization	(7.5)	(7.8)
Impairment of mining properties and goodwill, net	0.0	0.0
Mine operating earnings	28.3	15.0
Expenses
General and administrative	(56.5)	(50.4)
Exploration and evaluation	(1.5)	(0.9)
Share of (loss) earnings of associate	(151.3)	(293.8)
Other operating income (expenses), net	133.0	19.1
Impairment of non-operating mining properties	0.0	0.0
Operating earnings (loss)	(48.0)	(311.0)
Finance costs	(113.2)	(109.0)
Other income (costs), net	399.3	126.6
Earnings (loss) before income taxes	238.1	(293.4)
Current income tax expense	(5.0)	(6.8)
Deferred income tax recovery (Note 14)	(7.5)	2.4
Income tax expense	(12.5)	(4.4)
Net earnings (loss)	225.6	(297.8)
Attributable to:
Yamana Gold Inc. equity holders	225.6	(297.8)
Non-controlling interests	0.0	0.0
Net earnings (loss)	225.6	(297.8)
Total other comprehensive loss	(5.0)	(10.5)
Total comprehensive earnings (loss)	220.6	(308.3)
Reportable Legal Entities | Guarantor subsidiaries
Profit (loss) [abstract]
Revenue	1,051.4	942.6
Cost of sales excluding DDA (i)	(756.5)	(759.9)
Gross margin excluding depletion, depreciation and amortization	294.9	182.7
Depletion, depreciation and amortization	(194.4)	(173.5)
Impairment of mining properties and goodwill, net	0.0	(1.0)
Mine operating earnings	100.5	8.2
Expenses
General and administrative	(15.7)	(18.2)
Exploration and evaluation	(1.4)	(2.4)
Share of (loss) earnings of associate	22.4	(45.0)
Other operating income (expenses), net	(15.9)	(12.3)
Impairment of non-operating mining properties	0.0	0.0
Operating earnings (loss)	89.9	(69.7)
Finance costs	(111.3)	(268.8)
Other income (costs), net	62.4	88.1
Earnings (loss) before income taxes	41.0	(250.4)
Current income tax expense	(26.9)	(3.8)
Deferred income tax recovery (Note 14)	(15.8)	(20.2)
Income tax expense	(42.7)	(24.0)
Net earnings (loss)	(1.7)	(274.4)
Attributable to:
Yamana Gold Inc. equity holders	(1.7)	(274.4)
Non-controlling interests	0.0	0.0
Net earnings (loss)	(1.7)	(274.4)
Total other comprehensive loss	0.0	0.0
Total comprehensive earnings (loss)	(1.7)	(274.4)
Reportable Legal Entities | Non-guarantors
Profit (loss) [abstract]
Revenue	985.1	1,243.7
Cost of sales excluding DDA (i)	(490.9)	(676.5)
Gross margin excluding depletion, depreciation and amortization	494.2	567.2
Depletion, depreciation and amortization	(269.8)	(257.0)
Impairment of mining properties and goodwill, net	0.0	(148.0)
Mine operating earnings	224.4	162.2
Expenses
General and administrative	(7.2)	(23.2)
Exploration and evaluation	(7.4)	(9.7)
Share of (loss) earnings of associate	0.0	(0.5)
Other operating income (expenses), net	105.3	2.5
Impairment of non-operating mining properties	0.0	(153.0)
Operating earnings (loss)	315.1	(21.7)
Finance costs	(476.9)	(232.9)
Other income (costs), net	75.9	261.1
Earnings (loss) before income taxes	(85.9)	6.5
Current income tax expense	(63.1)	(128.2)
Deferred income tax recovery (Note 14)	33.6	35.6
Income tax expense	(29.5)	(92.6)
Net earnings (loss)	(115.4)	(86.1)
Attributable to:
Yamana Gold Inc. equity holders	(115.4)	(73.0)
Non-controlling interests	0.0	(13.1)
Net earnings (loss)	(115.4)	(86.1)
Total other comprehensive loss	0.0	(0.7)
Total comprehensive earnings (loss)	(115.4)	(86.8)
Eliminations and reclassifications
Profit (loss) [abstract]
Revenue	(2,012.3)	(2,041.8)
Cost of sales excluding DDA (i)	2,016.8	2,057.6
Gross margin excluding depletion, depreciation and amortization	4.5	15.8
Depletion, depreciation and amortization	0.0	0.0
Impairment of mining properties and goodwill, net	0.0	0.0
Mine operating earnings	4.5	15.8
Expenses
General and administrative	0.0	0.0
Exploration and evaluation	0.0	0.0
Share of (loss) earnings of associate	112.6	344.8
Other operating income (expenses), net	0.0	0.0
Impairment of non-operating mining properties	0.0	0.0
Operating earnings (loss)	117.1	360.6
Finance costs	557.2	473.3
Other income (costs), net	(557.2)	(473.3)
Earnings (loss) before income taxes	117.1	360.6
Current income tax expense		0.0
Deferred income tax recovery (Note 14)		0.0
Income tax expense	0.0	0.0
Net earnings (loss)	117.1	360.6
Attributable to:
Yamana Gold Inc. equity holders	117.1	360.6
Non-controlling interests	0.0	0.0
Net earnings (loss)	117.1	360.6
Total other comprehensive loss	0.0	0.7
Total comprehensive earnings (loss)	$ 117.1	$ 361.3